Inventories, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 25, 2015
Inventory Disclosure [Abstract]
Purchased materials and manufactured parts, net	$ 47,754	$ 42,562
Work in process, net	17,082	13,360
Finished goods, net	115,062	111,743
LIFO reserve	(18,433)	(5,741)
Inventories, net	$ 161,465	$ 161,924